Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Stock-based compensation expense	$ 534	$ 376
State taxes	119	133
Investment loss	144	133
Legal settlement accruals	101	175
Accrued employee benefits	832	671
Accruals and reserves not currently deductible	245	175
Net operating losses	230	207
Tax credits	503	262
Basis difference in investment of Arris	1,357	1,347
Prepaid cost sharing	3,468	0
Other	337	243
Total deferred tax assets	7,870	3,722
Valuation allowance	(1,732)	(1,659)
Total deferred tax assets net of valuation allowance	6,138	2,063
Deferred tax liabilities:
Depreciation and amortization	(1,126)	(852)
Identified intangibles	(787)	(965)
Mark-to-market investments	(93)	(273)
Renewable energy investments	(529)	(430)
Foreign earnings	(3,468)	0
Other	(73)	(125)
Total deferred tax liabilities	(6,076)	(2,645)
Net deferred tax liabilities		$ (582)
Net deferred tax liabilities	$ 62